Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000238108
Shareholder Report [Line Items]
Fund Name	Cambiar Aggressive Value ETF
Class Name	Cambiar Aggressive Value ETF
Trading Symbol	CAMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Cambiar Aggressive Value ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Aggressive Value ETF	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 66,098,977
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 181,311
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$66,098,977	29	$181,311	75%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
United Kingdom	3.7%
France	3.9%
Netherlands	4.0%
Japan	6.5%
United States	80.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Elevance Health	5.7%
Uber Technologies	5.2%
ON Semiconductor	4.4%
Bristol-Myers Squibb	4.1%
Honeywell International	4.1%
Masco	4.0%
NXP Semiconductors	4.0%
Delta Air Lines	3.9%
Amrize Ltd	3.9%
Airbus ADR	3.9%

Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/